MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
MARKETABLE SECURITIES [Abstract]
Schedule of fair value, amortized cost and gross unrealized holding gains of available-for-sale securities
	Fair value	Amortized cost	Unrealized holding gains	Unrealized holding losses

	U.S. dollars in thousands

December 31, 2015	$37,369	$37,653	$69	$353
December 31, 2014	$37,230	$37,355	$32	$157

Schedule of contractual maturities of debt securities
U.S. dollars in thousands
2016	$6,009
2017	16,734
2018	3,462
2019 and thereafter	11,164
$37,369